Accrued expenses	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Accrued expenses	Accrued expenses

in CHF thousands	2021	2020
Accrued project costs and royalties	3,410	1,972
Accrued payroll and bonuses	6,002	4,967
Other	563	779
Balance at December 31	9,975	7,718